Additional Information - Financial Statement Schedule I (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Consolidated net sales	$ 3,035,511,903	$ 2,286,119,379	$ 1,774,970,623
Operating expenses
Selling expenses	178,119,294	135,060,972	132,824,382
General and administrative expenses	132,438,833	108,150,293	103,523,355
Research and development expenses	34,099,008	22,258,108	19,926,288
Loss from operations	176,976,190	120,102,333	(38,080,123)
Interest expense	(52,251,719)	(34,886,391)	(48,444,855)
Interest income	2,861,901	2,793,449	3,958,465
Equity in (loss) income of subsidiaries	1,741,279	(198,148)	(746,434)
Other (loss) income, net	7,539,058	7,448,541	9,442,147
(Loss) income before income taxes	115,792,383	76,747,723	(85,266,231)
Income tax expense	(29,445,772)	(15,488,073)	13,030,391
Net (loss) income attributable to Trina Solar Limited shareholders	76,514,935	59,337,685	(72,025,935)
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
Operating expenses
Selling expenses	650,272	579,810	705,839
General and administrative expenses	15,310,879	7,562,085	6,734,756
Research and development expenses	415,891	316,555	331,032
Total operating expenses	16,377,042	8,458,450	7,771,627
Loss from operations	(16,377,042)	(8,458,450)	(7,771,627)
Interest expense	(14,484,249)	(6,186,962)	(2,344,317)
Interest income	5,884,060	4,072,473	380,918
Equity in (loss) income of subsidiaries	102,789,023	71,588,194	(63,625,771)
Other (loss) income, net	(1,296,857)	(1,677,570)	1,334,862
(Loss) income before income taxes	76,514,935	59,337,685	(72,025,935)
Net (loss) income attributable to Trina Solar Limited shareholders	$ 76,514,935	$ 59,337,685	$ (72,025,935)